Business Combinations - Summary of reconciliation of purchase price consideration (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jul. 29, 2025 CNY (¥)	Jul. 29, 2025 USD ($)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
UFACTORY [Member]
Business Combination [Line Items]
Cash consideration	¥ 99,460	$ 14,223		¥ 99,460	$ 14,223
Fair value of previously held equity interests				31,473	4,501
Total				130,933	$ 18,724
Beijing OrionStar [Member]
Business Combination [Line Items]
Cash consideration			¥ 268,724	268,724
Fair value of previously held equity interests				316,672
Settlement of convertible loan provided to Beijing Orionstar				118,091
Settlement of amounts due from Beijing Orionstar Group				69,648
Total				¥ 773,135